Average Annual Total Returns - Voya Limited Maturity Bond Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class S Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception
Total	2.87%	1.81%	1.18%		Apr. 28, 2006	3.33%	[1]	2.21%	[1]	1.60%	[1]	[1]	3.46%	2.41%	1.78%		Apr. 29, 2005	3.33%	[1]	2.21%	[1]	1.60%	[1]	[1]	3.19%	2.15%	1.53%		Jan. 24, 2089	3.33%	[1]	2.21%	[1]	1.60%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.